Accounting Policies - Schedule of Useful Life of the Assets at Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Computers, software, and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	33.00%
Computers, software, and peripheral equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	20.00%
Computers, software, and peripheral equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	66.00%
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	7.00%
Office furniture and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	6.00%
Office furniture and equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	33.00%
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	15.00%
Motor vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	13.00%
Motor vehicles [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of the assets at annual rates	33.00%